COMMITMENTS:	12 Months Ended
Dec. 31, 2014
COMMITMENTS:
COMMITMENTS:	NOTE 8—COMMITMENTS: Rental expense aggregated $749, $793 and $967 in 2014, 2013 and 2012, respectively. Future operating lease commitments are not significant.